PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4         -   PROPERTY AND EQUIPMENT

Comprised as follows:

	December 31,
	2 0 1 1	2 0 1 0
	(in thousands)
Cost:
Computers and equipment	$19	$10
Furniture and fixtures	3	3
Vehicles	143	143
	$165	$156
Accumulated depreciation and amortization:
Computers and equipment	$11	$10
Furniture and fixtures	3	2
Vehicles	84	65
	$98	$77
Property and equipment, net	$67	$79